Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events

Note 9: Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued and determined that, except as described below, no events have occurred that would require adjustment to, or disclosure in, the financial statements.

On November 12, 2025, the Company filed a Current Report on Form 8-K describing several corporate governance and executive leadership developments that occurred on November 7, 2025. On that date, Richard A. Muller resigned from the Board of Directors to focus on his continuing responsibilities as Chief Technology Officer. Also on November 7, 2025, the Board formally appointed Michael Brasel as Chief Operating Officer and Jon Gordon as General Counsel and Secretary, each of whom began serving in those roles during October 2025. Their appointments were ratified, and the Company entered into employment agreements with each executive.

The Board also appointed Leslie Goldman Tepper and Jonathon Angell as directors and, in connection with these appointments, reconstituted its committee structure. Ms. Goldman Tepper was designated as Chair of the Nominating and Governance Committee and as a member of the Compensation Committee, and Mr. Angell was designated as Chair of the Compensation Committee and as a member of the Nominating and Governance Committee. The Board determined that Ms. Goldman Tepper is independent under applicable SEC rules and the corporate governance standards of the Nasdaq Stock Market, which the Company follows on a voluntary basis, and that Mr. Angell is not independent due to his prior service as an officer but qualifies as a non-employee director under Rule 16b-3 of the Exchange Act.

In addition, the Board adopted an Executive Severance Policy and approved equity awards to the newly appointed executives and directors under the Company’s 2025 Equity Incentive Plan. In connection with their appointments to the Board, Ms. Goldman Tepper and Mr. Angell each received 100,000 restricted stock units. Each restricted stock unit represents the right to receive one share of the Company’s common stock upon vesting. The awards vest in full six months after the grant date, subject to the holder’s continued service through the vesting date. After vesting, the holder may elect to defer receipt of the shares until the earlier of a qualifying distribution event or the end of the holder’s service, as permitted under the Company’s Equity Incentive Plan.

On November 7, 2025, the Company’s Board of Directors approved the grant of 373,000 stock options to employees and executives under the Company’s 2025 Equity Incentive Plan. The options have an exercise price of $2.73, which was the fair market value of the Company’s common stock on the date of grant. The options vest over a 4-year period with a one-year cliff.

Note 10: Subsequent Events

The Company has evaluated subsequent events through August 29, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below or as noted in Note 7, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $2,893,000 at valuation caps ranging from $45 – 80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From January 1, 2025 through the date these financial statements were issued, the Company granted 70,061 shares of the Company’s common stock subject to four-year vesting, that remain outstanding.

Surfside Acquisition Inc.
Subsequent Event [Line Items]
Subsequent Events

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as disclosed below.

Merger & Offering

On September 5, 2025, the Company and Deep Fission Acquisition Co., a wholly-owned subsidiary of the Company (“Acquisition Sub”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Deep Fission, Inc. (“Deep Fission”). The Merger Agreement and the transactions contemplated under the Merger Agreement (the “Merger”) were approved by all the Company’s stockholders and by the holders of a majority of the outstanding shares of common stock of Deep Fission. On September 5, 2025, the Company completed the Merger, as a result of which Acquisition Sub was merged with and into Deep Fission, with Deep Fission continuing as the surviving corporation of the Merger and becoming a wholly owned subsidiary of the Company. Pursuant to the terms of the Merger Agreement, all outstanding equity interests of Deep Fission converted into shares of the Company’s common stock, such that the holders of Deep Fission equity before the Merger own a majority of the outstanding shares of the Company’s common stock after the Merger (before giving effect to a private placement offering of common stock by the Company that was consummated in connection with the Merger), resulting in a change of control of the Company. Certain other information regarding the Merger and changes to the management and share ownership of the Company is set forth in the Current Report on Form 8-K filed by the Company with the SEC on September 11, 2025, as amended (the “Super 8-K”). The foregoing description of the Merger Agreement and private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement, which are filed with the SEC as exhibits to the Super 8-K.

Stock Purchase Agreement

On August 26, 2025, Mark N. Tompkins (“Seller”) and Ian Jacobs (“Buyer”) entered into a stock purchase agreement pursuant to which Buyer acquired 25,000 shares of the Company’s common stock from the Seller at a price of $0.0001 per share, for an aggregate purchase price of $2.50.

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the financial statements.

Formation of New Blank Check Company

On January 2, 2025, the related party owners of the Company formed a new blank check company, Orielle Acquisition Corp. This new entity was established as a vehicle to pursue a business combination and will focus its efforts to identify a possible business combination. The formation of Orielle Acquisition Corp. does not impact the Company’s financial position or results of operations as of December 31, 2024. However, it may present potential opportunities for collaboration or strategic partnerships in the future.